Other Liabilities	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	Other Liabilities

	JPY (millions) As of March 31
	2025	2026
Accrued expenses	¥605,697	¥626,674
Deferred income	38,213	21,026
Other	35,233	42,270
Total	¥679,143	¥689,970
Non-current	¥82,859	¥99,818
Current	¥596,283	¥590,152
Accrued expenses include accrued employee benefit expenses of JPY 291,957 million and JPY 304,931 million as of March 31, 2025 and 2026, respectively.
Deferred income includes contract liabilities related to out-licensing agreements, product procurement and supply agreements, and government grants for the purchase of property, plant and equipment. The grants received were JPY 12,001 million and JPY 6,527 million during the fiscal years ended March 31, 2025 and 2026, respectively. The primary government grants relate to funding a portion of Takeda’s investment in the development and production of vaccines. Takeda received reimbursement for its investments in facilities. The grant income is recognized over the life of the associated assets and is recorded as an offset to the depreciation expense included in cost of sales, selling, general and administrative expenses, and research and development expenses.